6 Financial investments (Details Narrative) - Fair Value Through Profit or Loss [member] - Restricted Funds Investments [member] - Interbank Deposit Rate [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Deposits yields rate	100.00%
Restricted fund	R$ 1,322,725
Bank deposits	R$ 15,564